LAND USE RIGHT, NET - Schedule of estimated future amortization expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LAND USE RIGHT, NET
2025	¥ 1,273
2026	1,273
2027	1,273
2028	1,273
2029	1,273
Thereafter	51,539
Land use right, net	¥ 57,904	$ 7,933	¥ 59,177